Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

15. RELATED-PARTY TRANSACTIONS

The historical demolition business was operated out of a building owned by a former minority interest owner in Yankee and prior to 2011, a profits interest owner in NASDI. In  2014, NASDI and Yankee paid the minority interest owner  $375 for rent and property taxes. In conjunction with the sale of NASDI and Yankee (See Note 16), the lease was terminated as of October 31, 2014, and the Company also paid $490 in lease termination fees. There were no rents paid related to this building in 2016 and 2015.

  Our Terra business operates out of two facilities owned by the former owner of Terra Contracting, LLC.  The Company paid $195 for rent on these two properties in 2016 and $243 in each of 2015 and 2014. In connection with the sale of assets associated with certain service lines of the environmental & infrastructure segment’s business, the lease was terminated as of November 11, 2016.

Our GLEI business operates out of two facilities owned by Magnus Real Estate Group, LLC, which is owned by the formers owners of GLEI. In 2016, 2015 and 2014, the Company paid rent of $506, $402 and $46, respectively, for these two properties.